Consequences of initiatives to limit climate changes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / t kr / t € / t	Dec. 31, 2020 USD ($) € / t
Climate changes [line items]
Impairment exposure due to net zero emission	$ 9,000
Internal carbon price | $ / t	58
External carbon price | € / t		56
Expense related to carbon emissions and purchase	$ 428	$ 268
Next two years [member]
Climate changes [line items]
External carbon price | € / t		80
2030 and thereafter [member]
Climate changes [line items]
Internal carbon price | $ / t	100
External carbon price | € / t	65	27.5
Expected tax increase on carbon emissions maximum | kr / t	2,000
2050 [member]
Climate changes [line items]
Impairment exposure due to net zero emission	$ 7,000
External carbon price | € / t	100	41
Oil and Gas prospects, signature bonuses and the capitalised exploration costs [Member]
Climate changes [line items]
Total carrying value of intangible assets	$ 4,600
Asset retirement obligations [Member]
Climate changes [line items]
Increase in liability	$ 200